Concentrations Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Concentrations Disclosure

9. Concentrations

During the year ended December 31, 2015, the Company’s generated 100% of its revenues from three customers (2014 - 96% with two customers). As at December 31, 2015, the Company had 100% of its accounts receivable with only one of these customers (2014 - 85% with two customers)